Segments - Summary of Residential and Commercial Segment Reporting Information (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Business Transformation Costs [Line Items]
Business acquisition acquisition costs completed acquistions	$ 900	$ 4,100	$ 4,900
Inventory step up adjustments relating to business acquisitions	700	0	2,400
Legal expenses	900	900	1,500
Miscellaneous adjustments			600
Capital structure transaction costs	(37,587)		(367)
Costs of reduction in workforce	(400)
Tangible and intangible asset impairment costs	0	0	900
Inventory revaluation	0	0	11,800
Cost related to change in estimated warranty obligation			2,100
Initial public offering and Secondary offering costs	(8,616)	(9,076)	(789)
2021 Senior Notes [Member]
Business Transformation Costs [Line Items]
Capital structure transaction costs	1,900
Debt related issuance costs			400
2025 Senior Notes [Member]
Business Transformation Costs [Line Items]
Capital structure transaction costs	35,700
IPO [Member]
Business Transformation Costs [Line Items]
Costs related to an incentive plan	2,900
Secondary Offering [Member] | Common Class A [Member]
Business Transformation Costs [Line Items]
Initial public offering and Secondary offering costs	1,400
Insurance Claims [Member]
Business Transformation Costs [Line Items]
Income from insurance recovery of legal loss		7,700
Business Transformation Costs [Member]
Business Transformation Costs [Line Items]
Consulting and other costs	0	4,300	0
Compensation costs for transformation	$ 600	2,300	200
Relocation costs		2,000
Start up costs		5,300
Operations related integration costs		$ 2,700	$ 5,600